Repurchase of Shares	9 Months Ended
Sep. 30, 2011
Repurchase of Shares
Repurchase of Shares

9. Repurchase of Shares

        In 2011, the Company's shareholders approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to repurchase within one year its own American Depositary Shares ("ADSs") with an aggregate value of up to $50 million. As of September 30, 2011, the Company has repurchased a total of 2,117,600 ADSs for $18,525,172. The excess of $18,523,055 of purchase price over par value was allocated between additional paid in capital and retained earnings of $7,870,036 and $10,653,019, respectively.